Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Summary of inventories

A summary of inventories is as follows at December 31 (in thousands):

	2021	2020
Raw materials	$19,853	7,688
Work-in-progress	1,122	865
Finished goods	15,268	17,252
Total inventories	$36,243	$25,805